Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 7,925,846	$ 8,750,603
Effect of translation	(879,484)	(328,619)
Increase of the year	1,376,566	1,824,693
Applications, Payments	(2,019,176)	(2,320,831)
Ending balance	$ 6,403,752	$ 7,925,846